Amounts Due to Related Parties	12 Months Ended
Dec. 31, 2023
Amounts Due to Related Parties [Abstract]
AMOUNTS DUE TO RELATED PARTIES

NOTE 13 – AMOUNTS DUE TO RELATED PARTIES

At December 31, 2023 and 2022, amounts due to related parties consisted of the following:

	December 31,	December 31,
Name of related party	2023	2022
Mr. Song (1)	$1,812,745	$912,351

(1)	The Company’s CEO and Chairman

Amounts due to related parties are non-interest bearing, unsecured and payable on demand. This includes $319,462 in reimbursements owed to Mr. Song and $1,493,282 as loans provided by Mr. Song to the Company for operational purposes.